UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   May 2, 2000

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total: $81,002

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AgnicoEagl 3.50% 1/04          Conv Bonds       008474AA6      783   512865 SH       SOLE                   512865
Altera                         Common Stocks    021441100       12  1108931 SH       SOLE                  1108931
American Freightways           Common Stocks    02629V108       81  1212552 SH       SOLE                  1212552
Anadarko Petroleum             Common Stocks    032511107       59  2267088 SH       SOLE                  2267088
Analog Devices                 Common Stocks    032654105       16  1267875 SH       SOLE                  1267875
Applied Films                  Common Stocks    038197109       81  1610000 SH       SOLE                  1610000
Aventis ADS                    Common Stocks    053561106       34  1852200 SH       SOLE                  1852200
Avteam, Inc.                   Common Stocks    054527205      158   553875 SH       SOLE                   553875
Barrett Resources              Common Stocks    068480201       39  1161942 SH       SOLE                  1161942
Barrick Gold                   Common Stocks    067901108      138  2164091 SH       SOLE                  2164091
Basin Exploration              Common Stocks    070107107      265  3953209 SH       SOLE                  3953209
Burr-Brown                     Common Stocks    122574106       19  1043076 SH       SOLE                  1043076
Capital Senior Living          Common Stocks    140475104      125   390156 SH       SOLE                   390156
CEC Entertainment              Common Stocks    125137109       59  1611171 SH       SOLE                  1611171
Claire's Stores                Common Stocks    179584107       72  1438481 SH       SOLE                  1438481
CNF, Inc.                      Common Stocks    12612W104       36   998306 SH       SOLE                   998306
Coherent                       Common Stocks    192479103       28  1435200 SH       SOLE                  1435200
Cryolife                       Common Stocks    228903100       70  1252800 SH       SOLE                  1252800
Daimler Chrysler               Common Stocks    D1668R123       24  1591767 SH       SOLE                  1591767
Delta & Pine Land Co.          Common Stocks    247357106       67  1332138 SH       SOLE                  1332138
Developers Diversified Realty  Common Stocks    251591103       62   865106 SH       SOLE                   865106
Equity Residential Prop Trust  Common Stocks    29476L107       21   856998 SH       SOLE                   856998
First Industrial Realty Trust  Common Stocks    32054K103       30   805238 SH       SOLE                   805238
GelTex Pharmaceuticals         Common Stocks    368538104       76  1279281 SH       SOLE                  1279281
Informix                       Common Stocks    456779107      177  2991163 SH       SOLE                  2991163
J B Hunt Transportation        Common Stocks    445658107       93  1278755 SH       SOLE                  1278755
Jack in the Box                Common Stocks    466367109       62  1328834 SH       SOLE                  1328834
Jones Apparel                  Common Stocks    480074103       63  1990003 SH       SOLE                  1990003
Keithley Instruments           Common Stocks    487584104       31  1478756 SH       SOLE                  1478756
Kennedy-Wilson                 Common Stocks    489399204       95   527603 SH       SOLE                   527603
Ligand Pharmaceuticals         Common Stocks    53220K207      103  1824256 SH       SOLE                  1824256
Louis Dryfus Natural Gas       Common Stocks    546011107       69  2348720 SH       SOLE                  2348720
Maxim Pharmaceutical           Common Stocks    57772M107       68  3201138 SH       SOLE                  3201138
Mitcham Industries             Common Stocks    606501104      207  1122844 SH       SOLE                  1122844
Nautica Enterprises            Common Stocks    639089101       95  1116838 SH       SOLE                  1116838
Nuevo Energy                   Common Stocks    670509108      128  2759525 SH       SOLE                  2759525
OEA                            Common Stocks    670826106      125  1198313 SH       SOLE                  1198313
Pacific Century                Common Stocks    694058108       66  1334531 SH       SOLE                  1334531
Patina Oil & Gas               Common Stocks    703224105      152  2061500 SH       SOLE                  2061500
Placer Dome                    Common Stocks    725906101      173  1403594 SH       SOLE                  1403594
Plains Resources               Common Stocks    726540503      157  1961250 SH       SOLE                  1961250
Pogo Producing                 Common Stocks    730448107      122  3476770 SH       SOLE                  3476770
Potash Corp Saskatchewan       Common Stocks    73755L107       38  1911250 SH       SOLE                  1911250
Progress Software              Common Stocks    743312100      115  2691797 SH       SOLE                  2691797
Prudent Bear Fund              Mutual Funds     744294109       94   342928 SH       SOLE                   342928
Public Storage                 Common Stocks    74460D109       43   906150 SH       SOLE                   906150
Quanex 6.88% 6/07              Conv Bonds       747620AC6      803   716678 SH       SOLE                   716678
Remedy Temp                    Common Stocks    759549108       52  1159350 SH       SOLE                  1159350
Sawtek                         Common Stocks    805468105       28  1474378 SH       SOLE                  1474378
St. Mary Land & Exploration Co Common Stocks    792228108       31   926125 SH       SOLE                   926125
Suiza Foods                    Common Stocks    865077101       32  1283975 SH       SOLE                  1283975
Tarrant Apparel Group          Common Stocks    876289109       78   584250 SH       SOLE                   584250
THQ Inc.                       Common Stocks    872443403       70  1251250 SH       SOLE                  1251250
Trikon Technologies            Common Stocks    896187101       80  1145700 SH       SOLE                  1145700
Xoma LTD                       Common Stocks    983907106       83   639375 SH       SOLE                   639375